Staff costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Compensation costs
Upfront bonus charge	£ 665	£ 705
Deferred bonus charge	263	280
Other incentives	42	44
Performance costs	970	1,029
Salaries	2,540	2,278
Social security costs	399	377
Post-retirement benefits	268	282
Other compensation costs	281	241
Total compensation costs	4,458	4,207
Other resourcing costs
Outsourcing	340	268
Redundancy and restructuring	63
Redundancy and restructuring		(15)
Temporary staff costs	53	53
Other	71	70
Total other resourcing costs	527	376
Total staff costs	£ 4,985	£ 4,583
Barclays Group compensation costs as a % of total income	33.00%	31.90%